NET INCOME (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net income (loss) per share
Net income attributable to iKang Guobin Healthcare Group, Inc.	$ 18,325	$ 27,113	$ 21,607
Deemed dividend		100	20,436
Undistributed earnings allocated to preferred shareholders		201	7,310
Net (loss)/income attributable to common and preferred shareholders of iKang Healthcare Group, Inc	$ 18,325	26,812	(6,139)
Numerator:
Net (loss) income attributed to common shareholders for computing net income per common share- basic and diluted		$ 26,812	$ (6,139)
Denominator:
Weighted average common shares outstanding used in computing diluted net income per common share-basic	33,583,005	32,884,357	6,340,005
Weighted average shares outstanding used in computing net income per common shares-diluted	34,235,542	34,114,872	6,340,005
Net (loss) income per common share attributable to iKang Guobin Healthcare Group, Inc.-basic (in dollars per share)	$ 0.55	$ 0.82	$ (0.97)
Net (loss) income per common share attributable to iKang Guobin Healthcare Group, Inc.-diluted (in dollars per share)	$ 0.54	$ 0.79	$ (0.97)
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect	0	0
Options
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect			988,507
Series A convertible redeemable participating preferred shares
Net income (loss) per share
Deemed dividend		$ 5
Undistributed earnings allocated to preferred shareholders		3	$ 118
Numerator:
Total attribution to participating preferred stockholders		$ 8	$ 118
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted		23,993	1,094,668
Net income per convertible redeemable participating preferred shares (in dollars per share)		$ 0.33	$ 0.11
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect			1,094,668
Series B convertible redeemable participating preferred shares
Net income (loss) per share
Deemed dividend		$ 3
Undistributed earnings allocated to preferred shareholders		3	$ 130
Numerator:
Total attribution to participating preferred stockholders		$ 6	$ 130
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted		15,044	686,368
Net income per convertible redeemable participating preferred shares (in dollars per share)		$ 0.40	$ 0.19
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect			686,368
Series C shares
Net income (loss) per share
Deemed dividend		$ 9
Undistributed earnings allocated to preferred shareholders		6	$ 231
Numerator:
Total attribution to participating preferred stockholders		$ 15	$ 231
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted		42,627	1,944,854
Net income per convertible redeemable participating preferred shares (in dollars per share)		$ 0.35	$ 0.12
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect			1,944,954
Series D shares
Net income (loss) per share
Deemed dividend		$ 27	$ 1,945
Undistributed earnings allocated to preferred shareholders		19	789
Numerator:
Total attribution to participating preferred stockholders		$ 46	$ 2,734
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted		121,896	5,717,326
Net income per convertible redeemable participating preferred shares (in dollars per share)		$ 0.38	$ 0.48
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect			5,717,326
Series E convertible redeemable participating preferred shares
Net income (loss) per share
Deemed dividend		$ 21
Undistributed earnings allocated to preferred shareholders		33	$ 1,323
Numerator:
Total attribution to participating preferred stockholders		$ 54	$ 1,323
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted		94,015	4,289,457
Net income per convertible redeemable participating preferred shares (in dollars per share)		$ 0.57	$ 0.31
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect			4,289,457
Series F convertible redeemable participating preferred shares
Net income (loss) per share
Deemed dividend		$ 35	$ 18,491
Undistributed earnings allocated to preferred shareholders		137	4,719
Numerator:
Total attribution to participating preferred stockholders		$ 172	$ 23,210
Denominator:
Weighted average shares outstanding used in computing net income per common shares-diluted		157,911	6,075,702
Net income per convertible redeemable participating preferred shares (in dollars per share)		$ 1.09	$ 3.82
Additional disclosures
Common shares resulting from the assumed conversion or options, excluded with anti-dilutive effect			6,075,702